CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) $ in Thousands	Sep. 30, 2015 USD ($)
Comprehensive loss	$ (3,502)
Foreign currency translation adjustments [Member]
Comprehensive loss	3,316
Unrealized loss on hedging instruments [Member]
Comprehensive loss	$ 186